Assets Not Freely Disposable - Summary of Assets Not Free Disposable (Detail) - Continuing operations [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 85,425	€ 82,258
Financial assets at fair value through profit or loss, category [member]
Assets Not Freely Disposable [line items]
Financial assets pledged	614	449	[1]
Financial assets at FVOCI [member]
Assets Not Freely Disposable [line items]
Financial assets pledged	240	253	[1]
Securities at amortised cost [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	189	627	[1]
Cash and balances with central banks [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	1,382	1,471
Loans And Advances To Banks [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	6,337	4,373
Loans and advances to customers [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	75,755	74,352
Other assets [member]
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 908	€ 734

[1]	1 The prior period amounts have been updated to improve consistency and comparability.